                                                 SEMI-ANNUAL REPORT
MORGAN STANLEY HIGH YIELD FUND, INC.
                                                 JUNE 30, 2002
DIRECTORS AND OFFICERS
Barton M. Biggs           William G. Morton, Jr.
CHAIRMAN OF THE           DIRECTOR
BOARD OF DIRECTORS
                          Michael Nugent
Ronald E. Robison         DIRECTOR
PRESIDENT AND DIRECTOR
                          Fergus Reid
John D. Barrett II        DIRECTOR
DIRECTOR
                          Stefanie V. Chang
Thomas P. Gerrity         VICE PRESIDENT
DIRECTOR
                          Lorraine Truten
Gerard E. Jones           VICE PRESIDENT
DIRECTOR
                          James W. Garrett     [MORGAN STANLEY LOGO]
Joseph J. Kearns          TREASURER
DIRECTOR
                          Mary E. Mullin
Vincent R. Mclean         SECRETARY
DIRECTOR                                       MORGAN STANLEY HIGH YIELD FUND,
                          Belinda A. Brady     INC.
C. Oscar Morong, Jr.      ASSISTANT TREASURER
DIRECTOR

INVESTMENT ADVISER
Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

ADMINISTRATOR
JPMorgan Chase Bank
73 Tremont Street
Boston, Massachusetts 02108

CUSTODIAN
JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

STOCKHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
59 Maiden Lane
New York, New York 10030
(800) 278-4353

LEGAL COUNSEL
Clifford Chance Rogers & Wells LLP
200 Park Avenue
New York, New York 10166

INDEPENDENT AUDITOR
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

For additional Fund information, including     MORGAN STANLEY
the Fund's net asset value per share and       INVESTMENT MANAGEMENT INC.
information regarding the investments          INVESTMENT ADVISER
comprising the Fund's portfolio, please
call 1-800-221-6726 or visit our website at www.morganstanley.com/im.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            OVERVIEW

LETTER TO STOCKHOLDERS

For the six months ended June 30, 2002, the Morgan Stanley High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -12.42% compared to 0.16% for the CS First Boston High Yield Index (the "Index"). On June 30, 2002, the closing price of the Fund's shares on the New York Stock Exchange was $6.15, representing a 2.8% premium to the Fund's net asset value per share.

MARKET REVIEW

After a solid first few months of 2002, accounting scandals rocked the high yield market in the second quarter as Worldcom, Adelphia and Xerox all announced accounting "irregularities". Worldcom, the second largest U.S. long-distance telephone company, seems to have had the largest impact as the market fell significantly in one day in late June as investor confidence eroded. The Index had a return of -3.49% in June even though Worldcom was not in the Index. The Index employs a three month seasoning period before including a downgraded bond into the Index. The other major high yield indices fell between 7.3% and 8.8% during June as they included Worldcom. The spread of the Index widened by 79 basis-points during the second quarter, to end at 823 basis-points over treasuries.

In the second quarter, higher rated bonds showed a slightly positive return while lower rated securities fell hard. Also impacting the market was a large new-issue calendar and outflows from high yield mutual funds late in the quarter. A few sectors managed positive returns during this difficult time period such as metals, consumer products, manufacturing, financials and retail all showing returns of over 3%. The worst performing industries were wireless and telecom which were down over 20%, cable (-18%) and utilities (-6%).

Overweight allocations in telecom, cable and wireless sectors were the main factors that hurt performance along with our position in Worldcom. In addition, poor security selections in the cable sector detracted from results as well as our underweight allocations in consumer products and retail. However, the higher quality issuers held in the Fund was a benefit to returns.

We increased our exposure to some of the more cyclical industries which we feel will benefit from the improving economy. Our main overweighted sectors are in cable, fixed-line telecom, forest products and gaming/leisure, while our main underweight positions include consumer products, retailing and information technology.

MARKET OUTLOOK

The month of June erased what had been a decent first five months of returns for the high yield asset class in 2002. The spread widening that has occurred recently makes the market look even more attractive, but good returns over the next few months are not certain. Investors need to have their confidence restored in corporate earnings and in management integrity. In addition, we believe the market's returns will be dependent on whether the economy continues with the strength we have seen in the first half of 2002 or if the weakness in the stock market pushes overall growth lower. We believe volatility in the near-term is almost a certainty, but that high yield will produce good returns over the next twelve months.

Sincerely,

/s/ Ronald E. Robison
Ronald E. Robison
President and Director

                                                                       July 2002

--------------------------------------------------------------------------------
THE FUND ANNOUNCED IN JULY 2002, THAT IT WILL BE MANAGED BY THE TAXABLE FIXED INCOME TEAM. CURRENT MEMBERS OF THE TEAM INCLUDE STEPHEN F. ESSER, MANAGING DIRECTOR, GORDON LOERY, EXECUTIVE DIRECTOR AND DEANNA LOUGHNANE, EXECUTIVE DIRECTOR.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            JUNE 30, 2002

INVESTMENT SUMMARY

Historical Information (Unaudited)

                                                        TOTAL RETURN (%)
                        -------------------------------------------------------------------------------
                             MARKET VALUE(1)            NET ASSET VALUE(2)              INDEX(3)
                        -------------------------------------------------------------------------------
                                         AVERAGE                     AVERAGE                    AVERAGE
                        CUMULATIVE        ANNUAL    CUMULATIVE        ANNUAL    CUMULATIVE       ANNUAL
-------------------------------------------------------------------------------------------------------
Year to Date                (18.67)%          --        (12.42)%          --          0.16%          --
One Year                    (28.75)       (28.75)%      (18.67)       (18.67)%        1.62         1.62%
Five Year                   (20.55)        (4.51)       (22.89)        (5.06)        11.02         2.11
Since Inception*             12.85          1.42         17.70          1.92         55.51         5.28

Past performance is not predictive of future performance.

[CHART]

                      MORGAN STANLEY HIGH               CS FIRST BOSTON
                      YIELD FUND, INC.(2)              HIGH YIELD INDEX(3)
1993                         0.00%                            1.26%
1994                        -5.53%                           -0.98%
1995                        26.07%+                          17.39%
1996                        17.52%                           12.40%
1997                        18.48%                           12.65%
1998                         4.12%                            0.58%
1999                         6.34%+                           3.28%
2000                       -17.72%                           -5.21%
2001                       -11.05%                            5.80%
Six Months Ended
June 30, 2002              -12.42%                            0.16%

Returns and Per Share Information

                                                             YEAR ENDED DECEMBER 31,
                              ----------------------------------------------------------------------------------------
                                    1993*           1994            1995            1996           1997           1998
----------------------------------------------------------------------------------------------------------------------
Net Asset Value Per Share     $     14.10    $     11.96     $     13.63     $     14.45    $     15.19    $     13.62
----------------------------------------------------------------------------------------------------------------------
Market Value Per Share        $     14.75    $     11.38     $     12.88     $     14.63    $     16.06    $     15.38
----------------------------------------------------------------------------------------------------------------------
Premium/(Discount)                    4.6%          (4.8)%          (5.5)%           1.3%           5.7%          12.9%
----------------------------------------------------------------------------------------------------------------------
Income Dividends                       --    $      1.37     $      1.27     $      1.42    $      1.36    $      1.42
----------------------------------------------------------------------------------------------------------------------
Capital Gains Distributions            --             --              --              --    $      0.48    $      0.83
----------------------------------------------------------------------------------------------------------------------
Fund Total Return(2)                 0.00%         (5.53)%         26.07%+         17.52%         18.48%          4.12%
----------------------------------------------------------------------------------------------------------------------
Index Total Return(3)                1.26%         (0.98)%         17.39%          12.40%         12.65%          0.58%
----------------------------------------------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED
                                       YEAR ENDED DECEMBER 31,                     JUNE 30,
                              ---------------------------------------------------------------
                                     1999            2000            2001            2002
---------------------------------------------------------------------------------------------
Net Asset Value Per Share     $     12.73     $      9.31     $      7.26     $      5.98
---------------------------------------------------------------------------------------------
Market Value Per Share        $     11.06     $      9.44     $      8.04     $      6.15
---------------------------------------------------------------------------------------------
Premium/(Discount)                  (13.1)%           1.4%           10.7%            2.8%
---------------------------------------------------------------------------------------------
Income Dividends              $      1.38     $      1.30     $      1.19     $      0.43
---------------------------------------------------------------------------------------------
Capital Gains Distributions            --              --              --              --
---------------------------------------------------------------------------------------------
Fund Total Return(2)                 6.34%+        (17.72)%        (11.05)%        (12.42)%
---------------------------------------------------------------------------------------------
Index Total Return(3)                3.28%          (5.21)%          5.80%           0.16%
---------------------------------------------------------------------------------------------

(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
  * The Fund commenced operations on November 30, 1993.
  + THIS RETURN DOES NOT INCLUDE THE EFFECT OF THE RIGHTS ISSUED IN CONNECTION
    WITH THE RIGHTS OFFERING.

    FOREIGN INVESTING INVOLVES CERTAIN RISKS, INCLUDING CURRENCY FLUCTUATIONS AND CONTROLS, RESTRICTIONS ON FOREIGN INVESTMENTS, LESS GOVERNMENTAL SUPERVISION AND REGULATION, LESS LIQUIDITY AND THE POTENTIAL FOR MARKET VOLATILITY AND POLITICAL INSTABILITY.

    HIGH YIELD FIXED INCOME SECURITIES, ALSO KNOWN AS "JUNK BONDS" ARE CONSIDERED SPECULATIVE, INVOLVE GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN INVESTMENT GRADE FIXED INCOME SECURITIES.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            JUNE 30, 2002 (UNAUDITED)

PORTFOLIO SUMMARY

[CHART]

Allocation of Total Investments*

                  --------------------------------------------
                  Debt Securities                         92.2%
                  Equity Securities                        3.8
                  Short-Term Investments                   4.0
                  --------------------------------------------

[CHART]

Industries*

                  --------------------------------------------
                  Gaming & Leisure                         9.9%
                  Cable                                    7.6
                  Energy                                   7.1
                  Forest Products                          6.5
                  Wireless                                 5.7
                  Media-Diversified                        5.1
                  Utilities                                4.9
                  Housing                                  4.9
                  Chemicals                                4.6
                  Manufacturing                            4.6
                  Other                                   39.1
                  --------------------------------------------

Ten Largest Holdings**

                                                           PERCENT OF
                                                                TOTAL
                                                          INVESTMENTS
---------------------------------------------------------------------
 1.  Nextel Communications, Inc., 0.00%, 9/15/07                  1.4%
 2.  British Sky Broadcasting Group plc, 8.20%, 7/15/09           1.4
 3.  Husky Oil Ltd., 8.90%, 8/15/28                               1.4
 4.  Smithfield Foods, Inc., 7.625%, 2/15/08                      1.3
 5.  Harrahs Operating Co., Inc., 8.00%, 2/1/11                   1.3
 6.  Horseshoe Gaming Holding, 8.625%, 5/15/09                    1.3
 7.  Owens-Illinois, Inc., 7.50%, 5/15/10                         1.3
 8.  Alliance Atlantis Communications, 13.00%, 12/15/09           1.3
 9.  CA FM Lease Trust, 8.50%, 10/15/09                           1.2
10.  Golden State Holdings, 7.125%, 8/1/05                        1.2
                                                                 ----
                                                                 13.1%
                                                                 ====

     * Percent of Total Investments
     **Excludes Short-Term Investments

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)

                                                          FACE
                                                        AMOUNT                 VALUE
                                                         (000)                 (000)
------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (90.0%)
====================================================================================
AEROSPACE (1.3%)

Air Canada
  10.25%, 3/15/11                                   $    1,150 (a)      $        900
Jet Equipment Trust 'D-95'
  11.44%, 11/1/14                                        1,100 (b)               495
------------------------------------------------------------------------------------
                                                                               1,395
====================================================================================
CABLE (7.6%)

British Sky Broadcasting Group plc
  8.20%, 7/15/09                                         1,550 (a)             1,524
Callahan Nordrhein-Westfalen
  14.00%, 7/15/10                                        1,900 (a)                76
Charter Communications
  10.25%, 1/15/10                                        1,500 (a)             1,020
CSC Holdings, Inc.
  7.625%, 4/1/11                                           225                   181
Echostar DBS Corp.
  9.125%, 1/15/09                                          965 (b)               883
  9.375%, 2/1/09                                           430 (a)               398
NTL Communications Corp., 'B'
  9.875%, 11/15/09                                         325                    92
  11.875%, 10/1/10                                         350                    93
NTL, Inc.
  9.75%, 4/1/08                                          2,325 (a)               511
NTL, Inc. 'B'
  10.75%, 4/1/08                                           750                   281
ONO Finance plc
  14.00%, 2/15/11                                          875                   298
Pegasus Communications
  9.75%, 12/1/06                                           160                    72
  12.50%, 8/1/07                                            75                    38
RCN Corp., 'B'
  11.125%, 10/15/07                                      3,550 (c)               816
Satelites Mexicanos 'B'
  10.125%, 11/1/04                                       1,370                   658
Telewest Communications plc
  9.875%, 4/15/09                                        2,500                 1,225
United Pan-Europe Communications NV
  10.875%, 8/1/09                                        1,465                   190
------------------------------------------------------------------------------------
                                                                               8,356
====================================================================================
CHEMICALS (4.6%)

Acetex Corp.
  10.875%, 8/1/09                                          430                   449
Equistar Chemical/Funding
  10.125%, 9/1/08                                          645 (a)               616
Huntsman ICI Chemicals
  10.125%, 7/1/09                                   $      730 (a)      $        653
  11.00%, 6/15/10                                 EUR      750                   603
ISP ChemCo, Inc.
  10.25%, 7/1/11                                    $      375                   382
ISP Holdings, Inc.
  10.625%, 12/15/09                                        745 (b)               738
Lyondell Chemical Co.
  9.625%, 5/1/07                                           565 (a)               540
Messer Griesheim Holdings AG
  10.375%, 6/1/11                                 EUR      755                   803
Millenium American Inc.
  9.25%, 6/15/08                                    $      290 (a)               296
------------------------------------------------------------------------------------
                                                                               5,080
====================================================================================
ENERGY (7.1%)

BRL Universal Equipment
  8.875%, 2/15/08                                          875                   866
Chesapeake Energy Corp.
  8.125%, 4/1/11                                         1,075 (a)             1,056
Hanover Equipment Trust
  8.50%, 9/1/08                                            565 (b)               523
  8.75%, 9/1/11                                            320 (b)               293
Husky Oil Ltd.
  8.90%, 8/15/28                                         1,400                 1,497
Magnum Hunter Research, Inc.
  9.60%, 3/15/12                                           150 (b)               155
Pemex Project
  9.125%, 10/13/10                                         685 (a)               719
Stone Energy Corp.
  8.25%, 12/15/11                                          425                   425
Tesoro Petroleum Corp.
  9.625%, 4/1/12                                           895 (b)               819
Vintage Petroleum, Inc.
  7.875%, 5/15/11                                          220                   199
  8.625%, 2/1/09                                           360 (a)               338
  9.75%, 6/30/09                                           875 (a)               853
------------------------------------------------------------------------------------
                                                                               7,743
====================================================================================
FINANCIALS (4.1%)

Aetna, Inc.
  7.875%, 3/1/11                                           895 (a)               943
Anthem Insurance Co.
  9.125%, 4/1/10                                           525 (b)               593
CIT Group, Inc.
  5.625%, 5/17/04                                          345                   331
  6.50%, 2/7/06                                             75                    73
Golden State Holdings
  7.125%, 8/1/05                                         1,185                 1,265

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                          FACE
                                                        AMOUNT                 VALUE
                                                         (000)                 (000)
------------------------------------------------------------------------------------
FINANCIALS (CONTINUED)

Health Net, Inc.
  8.375%, 4/15/11                                   $      535          $        595
Istar Financial, Inc.
  8.75%, 8/15/08                                           685                   679
------------------------------------------------------------------------------------
                                                                               4,479
====================================================================================
FOOD & DRUG (1.2%)

CA FM Lease Trust
  8.50%, 7/15/17                                         1,227 (b)             1,292
====================================================================================
FOOD & TOBACCO (2.1%)

Michael Foods
  11.75%, 4/1/11                                           735 (a)               801
Smithfield Foods, Inc.
  7.625%, 2/15/08                                        1,465 (a)             1,461
  8.00%, 10/15/09                                           65                    66
------------------------------------------------------------------------------------
                                                                               2,328
====================================================================================
FOREST PRODUCTS (6.5%)

Indah Kiat International Finance
  10.00%, 7/1/07                                         1,950 (d)               497
Norampac, Inc.
  9.50%, 2/1/08                                          1,140 (a)             1,214
Owens-Illinois, Inc.
  7.50%, 5/15/10                                         1,575 (a)             1,410
Pacifica Papers, Inc.
  10.00%, 3/15/09                                        1,145 (a)             1,216
Pindo Deli Finance (Mauritius)
  10.75%, 10/1/07                                          905                   208
Pliant Corp.
  13.00%, 6/1/10                                           405                   425
Riverwood International
  13.50%, 3/31/09                                          570                   593
Tekni-plex, Inc.
  12.75%, 6/15/10                                          135                   140
  12.75%, 6/15/10                                          200 (b)               207
TEMBEC Industries, Inc.
  8.50%, 2/1/11                                          1,200 (a)             1,236
------------------------------------------------------------------------------------
                                                                               7,146
====================================================================================
GAMING & LEISURE (9.9%)

Harrahs Operating Co., Inc.
  8.00%, 2/1/11                                          1,330 (a)             1,439
Hilton Hotels
  7.95%, 4/15/07                                           615 (a)               638
HMH Properties 'A'
  7.875%, 8/1/05                                           980 (a)               955
HMH Properties 'B'
  7.875%, 8/1/08                                           175                   167
Horseshoe Gaming Holding
  8.625%, 5/15/09                                   $    1,400 (a)      $      1,424
International Game Technology
  8.375%, 5/15/09                                        1,110 (a)             1,171
Park Place Entertainment
  7.875%, 12/15/05                                         355 (a)               356
  8.50%, 11/15/06                                          250 (a)               264
  8.875%, 9/15/08                                          250                   258
Prime Hospitality Corp.
  8.375%, 5/1/12                                           720 (b)               706
Six Flags, Inc.
  8.875%, 2/1/10                                           640                   637
Starwood Hotels & Resorts Worldwide, Inc.
  7.375%, 5/1/07                                           325 (b)               320
  7.875%, 5/1/12                                           760 (b)               745
Station Casinos, Inc.
  8.375%, 2/15/08                                        1,150 (a)             1,174
Venetian Casino
  11.00%, 6/15/10                                          560 (b)               563
------------------------------------------------------------------------------------
                                                                              10,817
====================================================================================
HEALTH CARE (4.6%)

Amerisourcebergen Corp.
  8.125%, 9/1/08                                           685                   707
Fisher Scientific International, Inc.
  7.125%, 12/15/05                                         450                   447
Fresenius Medical Capital Trust II
  7.875%, 2/1/08                                         1,345                 1,214
HCA- The Healthcare Co.
  6.91%, 6/15/05                                         1,150 (a)             1,200
Healthsouth Corp.
  7.625%, 6/1/12                                           755 (b)               748
Omnicare, Inc.
  8.125%, 3/15/11                                          645 (a)               664
------------------------------------------------------------------------------------
                                                                               4,980
====================================================================================
HOUSING (4.9%)

Beazer Homes U.S.A.
  8.625%, 5/15/11                                          435 (a)               441
CB Richard Ellis
  11.25%, 6/15/11                                          785                   659
D.R. Horton, Inc.
  8.00%, 2/1/09                                            255 (a)               254
Louisiana Pacific Corp.
  8.875%, 8/15/10                                          265 (a)               288
  10.875%, 11/15/08                                        775 (a)               852
Schuler Homes
  9.375%, 7/15/09                                          850                   867

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                          FACE
                                                        AMOUNT                 VALUE
                                                         (000)                 (000)
------------------------------------------------------------------------------------
HOUSING (CONTINUED)

Technical Olympic USA, Inc.
  9.00%, 7/1/10                                     $      430 (b)      $        424
  10.375%, 7/1/12                                          455 (b)               453
Toll Brothers, Inc.
  8.25%, 2/1/11                                          1,110 (a)             1,116
------------------------------------------------------------------------------------
                                                                               5,354
====================================================================================
INFORMATION TECHNOLOGY (1.5%)

Fairchild Semiconductor
  10.50%, 2/1/09                                           365                   389
  10.375%, 10/1/07                                         160                   166
Flextronics International Ltd.
  8.75%, 10/15/07                                           60                    60
  9.875%, 7/1/10                                           145                   152
Solectron Corp.
  Zero Coupon, 11/20/20                                  1,925                   885
------------------------------------------------------------------------------------
                                                                               1,652
====================================================================================
MANUFACTURING (4.6%)

Case Corp.
  6.25%, 12/1/03                                           330                   322
Case Credit Corp.
  6.125%, 2/15/03                                          350                   344
Corning, Inc.
  Zero Coupon, 11/8/15                                   1,675                   837
Flowserve Corp.
  12.25%, 8/15/10                                        1,013 (a)             1,145
Foamex LP/Capital Corp.
  10.75%, 4/1/09                                           255 (b)               260
Johnsondiversey, Inc.
  9.625%, 5/15/12                                          175 (b)               183
NMHG Holding Co.
  10.00%, 5/15/09                                          210 (b)               213
The Manitowoc Co., Inc.
  10.375%, 5/15/11                                EUR      670                   711
Trimas Corp.
  9.875%, 6/15/12                                   $      425 (b)               424
Tyco International Group SA
  6.75%, 2/15/11                                           700                   544
------------------------------------------------------------------------------------
                                                                               4,983
====================================================================================
MEDIA-BROADCAST (3.2%)

Nextmedia Operating, Inc.
  10.75%, 7/1/11                                           735                   743
Salem Communications Holding Corp.
  9.00%, 7/1/11                                            915                   924
TV Azteca 'B'
  10.50%, 2/15/07                                        1,060 (a)             1,028
XM Satellite Radio Holdings, Inc.
  14.00%, 3/15/10                                   $      405          $        190
Young Broadcasting, Inc.
  10.00%, 3/1/11                                           755 (a)               668
------------------------------------------------------------------------------------
                                                                               3,553
====================================================================================
MEDIA-DIVERSIFIED (5.0%)

Alliance Atlantis Communications
  13.00%, 12/15/09                                       1,275                 1,402
AOL Time Warner
  6.875%, 5/1/12                                           975                   899
Hollinger Participation
  12.125%, 11/15/10                                        695 (a,b,c)           654
Mail Well, Inc.
  9.625%, 3/15/12                                          750  (b)               754
Muzak LLC/Muzak Finance
  9.875%, 3/15/09                                          520                   426
Primedia, Inc.
  8.875%, 5/15/11                                        1,005                   754
Quebecor Media, Inc.
  0.00%, 7/15/11                                           225 (c)               132
  11.125%, 7/15/11                                         420 (a)               414
------------------------------------------------------------------------------------
                                                                               5,435
====================================================================================
METALS (3.1%)

Glencore Nickel Property Ltd.
  9.00%, 12/1/14                                           515                   139
Intermet Corp.
  9.75%, 6/15/09                                           515 (a)               516
Murrin Murrin Holdings Property, Ltd.
  9.375%, 8/31/07                                        1,775                   479
National Steel Corp. 'D'
  9.875%, 3/1/09                                         2,425 (a)               897
Phelps Dodge Corp.
  8.75%, 6/1/11                                            740 (a)               764
Republic Technologies International
  13.75%, 7/15/09                                          720                    47
UCAR Finance
  10.25%, 2/12/15                                          535 (b)               546
------------------------------------------------------------------------------------
                                                                               3,388
====================================================================================
SERVICES (2.9%)

Allied Waste North America
  8.875%, 4/1/08                                         1,185 (a)             1,161
Encompass Services Corp.
  10.50%, 5/1/09                                           405                   231

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                          FACE
                                                        AMOUNT                 VALUE
                                                         (000)                 (000)
------------------------------------------------------------------------------------
SERVICES (CONTINUED)

Waste Management, Inc.
  6.875%, 5/15/09                                   $      180          $        183
  7.00%, 10/15/06                                        1,200 (a)             1,246
  7.125%, 12/15/17                                         350                   347
------------------------------------------------------------------------------------
                                                                               3,168
====================================================================================
TELECOMMUNICATIONS (3.4%)

Esprit Telecommunications Group
  11.50%, 12/15/07                                EUR      665 (d)                --@
Exodus Communications
  11.625%, 7/15/10                                  $    1,890                   312
Focal Communications Corp.
  0.00%, 2/15/08                                           253 (a,c)              18
  11.875%, 1/15/10                                       1,316 (a)               211
Global Crossing Holding Ltd.
  8.70%, 8/1/07                                          1,280                    13
  9.50%, 11/15/09                                          855                     9
  9.625%, 5/15/08                                        1,155                    12
Globix Corp.
  12.50%, 2/1/10                                         1,865                   336
GT Group Telecom, Inc.
  0.00%, 2/1/10                                          3,165 (c)                 8
Hyperion Telecommunications, Inc.
  13.00%, 4/15/03                                        1,580                    --@
KPNQwest
  10.00%, 3/15/12                                          260                    --@
Maxcom Telecomunicacione
  0.00%, 3/1/07                                            795 (c)               239
Metromedia Fiber Network
  10.00%, 12/15/09                                       1,800 (a)                18
Netia Holdings BV
  13.50%, 6/15/09                                 EUR      685 (d)               102
  10.25%, 11/1/07                                   $      240                    38
Primus Telecommunications Group, Inc.
  9.875%, 5/15/08                                        1,000                   540
  11.25%, 1/15/09                                          490                   265
  12.75%, 10/15/09                                         560                   302
PSINet, Inc.
  11.00%, 8/1/09                                           450                    44
PSINet, Inc. 'B'
  10.00%, 2/15/05                                        2,675                   257
Rhythms NetConnections, Inc., 'B'
  9.125%, 5/15/08                                        2,737 (c)               109
  14.00%, 2/15/10                                        1,610                    89
RSL Communications plc
  0.00%, 3/1/08                                     $    1,500 (c,d)    $         22
  9.125%, 3/1/08                                         1,900 (d)                38
  9.875%, 11/15/09                                         275 (d)                 5
  10.00%, 3/15/08                                 EUR    1,380 (c,d)              48
  12.00%, 11/1/08                                   $      900 (d)                18
  12.25%, 11/15/06                                         300 (d)                 6
Song Networks Holding AB ADR
  13.00%, 5/15/09                                        1,910                   267
Viatel, Inc.
  0.00%, 4/15/08                                         2,400 (c,d)              12
Winstar Communications
  0.00%, 4/15/10                                         9,885 (c,d)               1
WorldCom Inc.
  6.95%, 8/15/28                                           310                    46
  8.25%, 5/15/31                                         1,640                   246
XO Communications, Inc.
  Zero Coupon, 4/15/08                                   2,750                    41
  10.75%, 11/15/08                                         550                    14
------------------------------------------------------------------------------------
                                                                               3,686
====================================================================================
TRANSPORTATION (4.5%)

Arvinmeritor, Inc.
  8.75%, 3/1/12                                            305                   327
Autonation, Inc.
  9.00%, 8/1/08                                            530                   546
Collins & Aikman Products
  10.75%, 12/31/11                                         750 (a,b)             754
  11.50%, 4/15/06                                          250                   237
Dana Corp.
  9.00%, 8/15/11                                  EUR      365 (a)               355
  9.00%, 8/15/11                                    $    1,095 (a)             1,078
Dura Operating Corp.
  8.625%, 4/15/12                                          415 (b)               417
Lear Corp., 'B'
  8.11%, 5/15/09                                           315                   323
Metaldyne Corp.
  11.00%, 6/15/12                                          415 (b)               405
Stoneridge, Inc.
  11.50%, 5/1/12                                           420 (b)               424
------------------------------------------------------------------------------------
                                                                               4,866
====================================================================================
UTILITIES (3.9%)

Calpine Corp.
  8.50%, 2/15/11                                         1,070 (a)               717
Dynegy Holdings, Inc.
  6.875%, 4/1/11                                           670                   462

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                          FACE
                                                        AMOUNT                 VALUE
                                                         (000)                 (000)
------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

El Paso Corp.
  7.00%, 5/15/11                                    $       85          $         81
  7.875%, 6/15/12                                          250 (b)               252
Mirant Americas General LLC
  8.30%, 5/1/11                                            805                   644
PG&E National Energy Group
  10.375%, 5/16/11                                         555                   566
PSEG Energy Holdings
  8.625%, 2/15/08                                          570 (b)               547
Williams Cos.
  7.50%, 1/15/31                                         1,080                   776
  7.75%, 6/15/31                                           300                   220
------------------------------------------------------------------------------------
                                                                               4,265
====================================================================================
WIRELESS (4.0%)

American Tower Corp.
  9.375%, 2/1/09                                           885                   487
Centennial Cellular
  10.75%, 12/15/08                                       1,520 (a)               730
CTI Holdings SA
  0.00%, 4/15/08                                         1,580 (c)                63
Dolphin Telecommunication plc
  0.00%, 6/1/08                                          1,520 (c)                --@
  0.00%, 5/15/09                                  EUR    2,000 (c)                --@
Globalstar LP
  11.375%, 2/15/04                                  $    1,050                    63
Grupo Iusacell SA de CV
  14.25%, 12/1/06                                          800                   600
Nextel Communications, Inc.
  0.00%, 9/15/07                                         2,865 (c)             1,561
PTC International Finance II SA
  11.25%, 12/1/09                                 EUR      845                   855
------------------------------------------------------------------------------------
                                                                               4,359
====================================================================================
TOTAL CORPORATE BONDS AND NOTES
  (Cost $159,699)                                                             98,325
====================================================================================
SOVEREIGN AND EMERGING MARKETS (2.2%)
====================================================================================
Federative Republic of Brazil
  11.00%, 1/11/12                                   $      175                   106
  8.00%, 4/15/14                                         1,650                 1,044
Republic of Columbia
  9.75%, 4/23/09                                           575 (a)               559
United Mexican States
  8.375%, 1/14/11                                   $      665          $        690
====================================================================================
TOTAL SOVEREIGN AND EMERGING MARKETS
  (Cost $2,593)                                                                2,399
====================================================================================

                                                        SHARES
------------------------------------------------------------------------------------
COMMON STOCKS (0.6%)
====================================================================================
TELEPHONE SERVICES (0.0%)

Focal Communications Corp.                              10,081 (e)                23
Song Networks Holding AB ADR                            33,640 (e)                 6
------------------------------------------------------------------------------------
                                                                                  29
====================================================================================
WIRELESS (0.6%)

Motient Corp.                                          127,239                   578
====================================================================================
TOTAL COMMON STOCKS
  (Cost $2,311)                                                                  607
====================================================================================
PREFERRED STOCKS (3.2%)
====================================================================================
MEDIA- BROADCAST (0.8%)

Paxson Communications Corp.,
  PIK 13.00%                                               103 (e)               810
------------------------------------------------------------------------------------
MEDIA- DIVERSIFIED (0.1%)

Primedia, Inc., Series D,
  10.00% Exchangeable                                    1,545                    47
Primedia, Inc., 9.20%                                    1,970                    59
------------------------------------------------------------------------------------
                                                                                 106
====================================================================================
TELECOMMUNICATIONS (0.2%)

Broadwing Communications Corp.,
  Series B                                               1,419                   213
Intermedia Communications, Inc.,
  Series B PIK 13.50%                                      325 (a)                13
Maxcom Telecomunicacione,
  Class A                                              127,500                     1
  Class B1                                               7,859                    --@
  Class N1                                             164,438                     2
XO Communications, Inc.,'E'
  PIK 13.50%                                             1,221 (e)                --@
  PIK 14.00%                                            14,695 (e)                --@
------------------------------------------------------------------------------------
                                                                                 229
====================================================================================
TELEPHONE SERVICES (0.0%)

McLeod USA, Inc.                                         8,062                    30
------------------------------------------------------------------------------------
UTILITIES (1.0%)

TNP Enterprises, Inc. Series D,
  PIK 14.50%                                             1,137 (e)             1,126
====================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                               VALUE
                                                        SHARES                 (000)
------------------------------------------------------------------------------------
WIRELESS (1.1%)

Dobson Communications PIK
  13.00%                                                 1,912 (e)      $        898
Nextel Communications, Inc. 'D'
  PIK 13.00%                                             1,179 (e)               331
------------------------------------------------------------------------------------
                                                                               1,229
====================================================================================
TOTAL PREFERRED STOCKS
  (Cost $7,915)                                                                3,530
====================================================================================

                                                        NO. OF
                                                      WARRANTS
------------------------------------------------------------------------------------
WARRANTS (0.0%)
====================================================================================
CABLE (0.0%)

ONO Finance plc, expiring
  3/16/11                                                  875 (b,e)              --@
------------------------------------------------------------------------------------
MEDIA- BROADCAST (0.0%)

XM Satellite Radio Holdings, Inc.,
  expiring 03/15/10                                      8,200 (e)                 5
------------------------------------------------------------------------------------
METALS (0.0%)

Republic Technologies
  International, Class D,
  expiring 07/15/09                                        720 (b,e)              --@
------------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)

GT Group Telecom, Inc.,
  expiring 02/01/10                                     31,650 (b,e)              --@
Maxcom Telecomunicaciones,
  expiring 04/01/07                                      1,250 (e)                --@
------------------------------------------------------------------------------------

====================================================================================
TELEPHONE SERVICES (0.0%)

McLeod USA, Inc.,
  expiring 4/16/07                                      17,865 (e)                 2
------------------------------------------------------------------------------------
UTILITIES (0.0%)

SW Acquisition, expiring 4/01/11                         1,475 (b,e)              44
------------------------------------------------------------------------------------
WIRELESS (0.0%)

Globalstar Telecom,
  expiring 2/15/04                                       1,850 (b,e)              --@
Motient Corp.,
  expiring 04/01/08                                     17,250 (b,e)              --@
Occidente y Caribe,
  expiring 3/15/04                                     102,000 (b,e)               1
------------------------------------------------------------------------------------
                                                                                   1
====================================================================================
TOTAL WARRANTS
  (Cost $180)                                                                     52
====================================================================================

                                                          FACE
                                                        AMOUNT                 VALUE
                                                         (000)                 (000)
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (4.0%)
====================================================================================
BILLS (0.2%)

United States Treasury Bill,
  10/17/02                                          $      100          $         99
  7/18/02                                                  100                   100
------------------------------------------------------------------------------------
                                                                                 199
====================================================================================
REPURCHASE AGREEMENT (3.8%)

J.P. Morgan Securities Inc.,
  1.95%, dated 6/28/02,
  due 7/01/02                                            4,112 (f)             4,112
------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $4,311)                                                                4,311
====================================================================================
FOREIGN CURRENCY ON DEPOSIT WITH
CUSTODIAN (0.0%)
  Euro (Cost $10)                                 EUR       10                    10
====================================================================================
TOTAL INVESTMENTS (100.0%)
  (Cost $177,019)                                                            109,234
====================================================================================

                                                        AMOUNT
                                                         (000)
------------------------------------------------------------------------------------
OTHER ASSETS

  Cash                                                     133
  Interest Receivable                                    2,770
  Receivable for
    Investments Sold                                        95
  Due from Broker                                           30
  Other                                                     25                 3,053
====================================================================================
LIABILITIES

  Payable For:
    Reverse Repurchase
      Agreements                                       (40,526)
    Dividends Declared                                    (817)
    Net Unrealized Loss on
      Foreign Currency Contracts                          (456)
    Investments Purchased                                 (436)
    Stockholders Reporting
      Expenses                                             (50)
    Investment Advisory Fees                               (44)
    Directors' Fees and
      Expenses                                             (38)
    Administrative Fees                                    (35)
    Professional Fees                                      (26)
    Custodian Fees                                          (7)
  Other Liabilities                                        (46)              (42,481)
====================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS
                                            JUNE 30, 2002 (UNAUDITED)

STATEMENT OF NET ASSETS

                                                                               VALUE
                                                                               (000)
------------------------------------------------------------------------------------
NET ASSETS

  Applicable to 11,674,194, issued and
    outstanding $ 0.01 par value shares
    (100,000,000 shares authorized)                                        $  69,806
====================================================================================
NET ASSET VALUE PER SHARE                                                  $    5.98
====================================================================================
AT JUNE 30, 2002, NET ASSETS CONSISTED OF:

  Common Stock                                                             $     117
  Paid-in Capital                                                            156,006
  Undistributed Net Investment Income (Loss)                                    (580)
  Accumulated Net Realized Gain (Loss)                                       (17,373)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency Translations                            (68,364)
====================================================================================
TOTAL NET ASSETS                                                           $  69,806
====================================================================================

(a) -- Denotes all or portion of securities subject to repurchase under Reverse Repurchase Agreements as of June 30, 2002- see Note A-4 to financial statements.
(b) -- 144A Security--Certain conditions for public sale may exist.
(c) -- Step bond - coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2002. Maturity rate disclosed is the ultimate maturity.
(d) -- Security is in default.
(e) -- Non-income producing.
(f) -- The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@   -- Value is less than $500.
ADR -- American Depositary Receipt
PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.
EUR -- Euro
GBP -- Great British Pound

================================================================================
FUTURES CONTRACTS:

   The Fund had the following futures contracts open at period end:

                                                                            NET
                                   NUMBER    NOTIONAL                UNREALIZED
                                       OF       VALUE   EXPIRATION         LOSS
                                CONTRACTS       (000)         DATE        (000)
--------------------------------------------------------------------------------
   Short:
10 Year U.S.
  Treasury
    Note                               33      $3,539     Sept-02           (23)
================================================================================

================================================================================
FOREIGN CURRENCY EXCHANGE CONTRACT INFORMATION:

   The Fund had the following foreign currency exchange contracts open at period end:

CURRENCY                                 IN                       NET
  TO                                   EXCHANGE               UNREALIZED
DELIVER       VALUE       SETTLEMENT     FOR         VALUE    GAIN/(LOSS)
 (000)        (000)          DATE       (000)        (000)       (000)
========================================================================
US$   334   $      334      7/29/02   EUR   230   $      352   $      18
US$   354          354      7/31/02   EUR   385          381           2
EUR 1,010        1,000      7/31/02   US$   907          907         (93)
EUR   515          510      7/31/02   US$   462          462         (48)
EUR 2,430        2,407      7/31/02   US$ 2,182        2,182        (225)
EUR   295          292      7/31/02   US$   265          265         (27)
GBP    75          115      7/29/02   US$   109          109          (6)
GBP 1,230        1,881      7/29/02   US$ 1,779        1,779        (102)
------------------------------------------------------------------------
            $    6,893                            $    6,437   $    (456)
========================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS

                                                                    SIX MONTHS ENDED
                                                                      JUNE 30, 2002)
                                                                         (UNAUDITED)
STATEMENT OF OPERATIONS                                                        (000)
------------------------------------------------------------------------------------
INVESTMENT INCOME

  Interest                                                              $      5,866
  Dividends                                                                      135
====================================================================================
    TOTAL INCOME                                                               6,001
====================================================================================
EXPENSES

  Interest Expense on Borrowings                                                 692
  Investment Advisory Fees                                                       277
  Administrative Fees                                                             70
  Stockholder Reporting Expenses                                                  52
  Professional Fees                                                               31
  Transfer Agent Fees                                                             18
  Directors' Fees and Expenses                                                     1
  Other Expenses                                                                  26
====================================================================================
    TOTAL EXPENSES                                                             1,167
====================================================================================
      NET INVESTMENT INCOME (LOSS)                                             4,834
====================================================================================
NET REALIZED GAIN (LOSS) ON:

  Investments                                                                 (6,607)
  Foreign Currency Transactions                                                  (31)
  Futures Contracts                                                              151
====================================================================================
    NET REALIZED GAIN (LOSS)                                                  (6,487)
====================================================================================
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) ON:

  Investments                                                                 (7,679)
  Foreign Currency Translations                                                 (593)
  Futures Contracts                                                              (23)
====================================================================================
    CHANGE IN UNREALIZED APPRECIATION
      (DEPRECIATION)                                                          (8,295)
====================================================================================
NET REALIZED GAIN (LOSS) AND CHANGE
  IN UNREALIZED APPRECIATION (DEPRECIATION)                                  (14,782)
====================================================================================
  NET INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                                           $     (9,948)
====================================================================================

                                              SIX MONTHS ENDED
                                                 JUNE 30, 2002            YEAR ENDED
                                                   (UNAUDITED)     DECEMBER 31, 2001
STATEMENT OF CHANGES IN NET ASSETS                       (000)                 (000)
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
  Net Investment Income (Loss)                    $      4,834          $     13,312
  Net Realized Gain (Loss)                              (6,487)               (4,909)
  Change in Unrealized Appreciation
    (Depreciation)                                      (8,295)              (18,459)
====================================================================================
    NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS                         (9,948)              (10,056)
====================================================================================
Distributions from and/or in excess of:
  Net Investment Income                                 (4,960)              (13,777)
------------------------------------------------------------------------------------
Capital Share Transactions:
  Reinvestment of Distributions (17,915 and
    67,758 shares, respectively)                           137                   570
====================================================================================
  TOTAL INCREASE (DECREASE)                            (14,771)              (23,263)
====================================================================================
Net Assets:
  Beginning of Period                                   84,577               107,840
====================================================================================
  END OF PERIOD (INCLUDING UNDISTRIBUTED NET
    INVESTMENT INCOME (LOSS) OF $(580) AND
    $(454), RESPECTIVELY)                         $     69,806          $     84,577
====================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL STATEMENTS

                                                                    SIX MONTHS ENDED
                                                                       JUNE 30, 2002
                                                                         (UNAUDITED)
STATEMENT OF CASH FLOWS                                                        (000)
------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Proceeds from Sales and Maturities of Investments                     $     38,543
  Purchases of Investments                                                   (32,530)
  Net Increase in Short-Term Investments                                      (3,115)
  Net Realized Loss on Foreign Currency Transactions                             (41)
  Net Investment Income                                                        4,834
  ADJUSTMENTS TO RECONCILE NET INVESTMENT INCOME TO
    NET CASH PROVIDED BY OPERATING ACTIVITIES:
    Net Decrease in Receivables Related to Operations                            762
    Net Increase in Payables Related to Operations                               166
    Accretion/Amortization of Discounts and Premiums                          (1,602)
------------------------------------------------------------------------------------
  Net Cash Provided by Operating Activities                                    7,017
------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Cash Paid for Reverse Repurchase Agreements                                 (1,920)
  Cash Distributions Paid                                                     (4,996)
------------------------------------------------------------------------------------
  Net Cash Used for Financing Activities                                      (6,916)
------------------------------------------------------------------------------------
  Net Increase in Cash                                                           101
CASH AT BEGINNING OF PERIOD                                                       32
------------------------------------------------------------------------------------
CASH AT END OF PERIOD                                                   $        133
====================================================================================

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS

                                              SIX MONTHS
                                                 ENDED
                                                JUNE 30,                    YEAR ENDED DECEMBER 31,
                                                 2002           -----------------------------------------------
                                              (UNAUDITED)            2001             2000             1999
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $        7.26      $        9.31     $       12.73     $     13.62
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                          0.42               1.15              1.26            1.28
Net Realized and Unrealized Gain (Loss)
  on Investments                                     (1.27)             (2.01)            (3.38)          (0.44)
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                 (0.85)             (0.86)            (2.12)           0.84
---------------------------------------------------------------------------------------------------------------
Distributions from an/or in excess of:
  Net Investment Income                              (0.43)             (1.19)            (1.30)          (1.38)
  Net Realized Gain                                     --                 --                --              --
---------------------------------------------------------------------------------------------------------------
    Total Distributions                              (0.43)             (1.19)            (1.30)          (1.38)
---------------------------------------------------------------------------------------------------------------
Decrease in Net Asset Value due to
  Shares issued through Rights Offering                 --                 --                --           (0.32)
---------------------------------------------------------------------------------------------------------------
Offering Costs                                          --                 --                --           (0.03)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $        5.98      $        7.26     $        9.31     $     12.73
===============================================================================================================
PER SHARE MARKET VALUE, END OF
  PERIOD                                     $        6.15      $        8.04     $        9.44     $     11.06
===============================================================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                      (18.67)%+           (2.82)%           (4.02)%        (18.14)%
  Net Asset Value (1)                               (12.42)%+          (11.05)%          (17.72)%          6.34%
===============================================================================================================
RATIOS, SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)        $      69,806      $      84,577     $     107,840     $   147,289
---------------------------------------------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets               2.96%*             4.02%             3.84%           2.99%
Ratio of Expenses Excluding Interest
  Expense to Average Net Assets                       1.20%*             1.17%             1.05%           1.09%
Ratio of Net Investment Income to
  Average Net Assets                                 12.27%*            13.37%            11.02%           9.43%
Portfolio Turnover Rate                                 29%+               51%               35%             40%
---------------------------------------------------------------------------------------------------------------

                                               YEAR ENDED DECEMBER 31,
                                             ---------------------------
                                                1998              1997
------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD         $     15.19     $     14.45
------------------------------------------------------------------------
Net Investment Income (Loss)                        1.34            1.37
Net Realized and Unrealized Gain (Loss)
  on Investments                                   (0.66)           1.21
------------------------------------------------------------------------
    Total from Investment Operations                0.68            2.58
------------------------------------------------------------------------
Distributions from an/or in excess of:
  Net Investment Income                            (1.42)          (1.36)
  Net Realized Gain                                (0.83)          (0.48)
------------------------------------------------------------------------
    Total Distributions                            (2.25)          (1.84)
------------------------------------------------------------------------
Decrease in Net Asset Value due to
  Shares issued through Rights Offering               --              --
------------------------------------------------------------------------
Offering Costs                                        --              --
------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $     13.62     $     15.19
========================================================================
PER SHARE MARKET VALUE, END OF
  PERIOD                                     $     15.38     $     16.06
========================================================================
TOTAL INVESTMENT RETURN:
  Market Value                                     11.15%          23.79%
  Net Asset Value (1)                               4.12%          18.48%
========================================================================
RATIOS, SUPPLEMENTAL DATA:
------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (THOUSANDS)        $   119,940     $   133,050
------------------------------------------------------------------------
Ratio of Expenses to Average Net Assets             2.23%           2.76%
Ratio of Expenses Excluding Interest
  Expense to Average Net Assets                     1.10%           1.06%
Ratio of Net Investment Income to
  Average Net Assets                                9.00%           8.98%
Portfolio Turnover Rate                               78%             94%
------------------------------------------------------------------------

  + Not annualized
  * Annualized
(1) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This percentage is not an indication of the performance of a stockholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS

     Morgan Stanley High Yield Fund, Inc. (the "Fund") was incorporated on September 23, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's primary objective is to produce high current income and as a secondary objective, to seek capital appreciation, through investments primarily in high yield securities.

A. ACCOUNTING POLICIES: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: In valuing the Fund's assets, all listed securities for which market quotations are readily available are valued at the last sale price on the valuation date, or if there was no sale on such date, at the mean between the current bid and asked prices or the bid price if only bid quotations are available. Securities which are traded over-the-counter are valued at the mean of the current bid and asked prices obtained from reputable brokers. Securities may be valued by independent pricing services. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term securities which mature in 60 days or less are valued at amortized cost. All other securities and assets for which market values are not readily available (including investments which are subject to limitations as to their sale, if any), and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures approved by the Board of Directors.

2. TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for U.S. Federal income taxes is required in the financial statements.

     The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income earned or repatriated. The Fund accrues such taxes when the related income is earned.

3. REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements under which the Fund lends excess cash and takes possession of securities with an agreement that the coun-terparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities (collateral), with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/ or retention of the collateral or proceeds may be subject to legal proceedings.

     The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

4. REVERSE REPURCHASE AGREEMENTS: The Fund may enter into reverse repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund's liability under the reverse repurchase agreement. Securities subject to repurchase under reverse repurchase agreements, if any, are designated as such in the Statement of Net Assets.

     At June 30, 2002, the Fund had reverse repurchase agreements outstanding with Salomon Brothers as follows:

                                                                   MATURITY IN
                                                                     LESS THAN
                                                                      365 DAYS
     -------------------------------------------------------------------------
     Value of Securities Subject to Repurchase                    $ 40,029,000
     Liability Under Reverse Repurchase
       Agreement                                                  $ 40,526,000
     Interest Rate                                                        3.04%

     The average weekly balance of reverse repurchase agreements outstanding during the six months ended June 30, 2002, was approximately $47,414,000 at a weighted average interest rate of 3.79%.

5. FOREIGN CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the mean of the bid

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     and asked prices of such currencies against U.S. dollars last quoted by a major bank as follows:

     - investments, other assets and liabilities - at the prevailing rates of exchange on the valuation date;

     - investment transactions and investment income - at the prevailing rates of exchange on the dates of such transactions.

     Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) due to securities transactions are included in the reported net realized and unrealized gains (losses) on investment transactions and balances.

     Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from sales and maturities of foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currency translations in the Statement of Net Assets. The change in net unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

The Fund may use derivatives to achieve its investment objectives. The Fund may engage in transactions in futures contracts on foreign currencies, stock indices, as well as in options, swaps and structured notes. Consistent with the Fund's investment objectives and policies, the Fund may use derivatives for non-hedging as well as hedging purposes.

Following is a description of derivative instruments that the Fund may utilize and their associated risks:

6. FOREIGN CURRENCY EXCHANGE CONTRACTS: The Fund may enter into foreign currency exchange contracts generally to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates and, in certain situations, to gain exposure to a foreign currency. A foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter-parties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risks may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

7. FORWARD COMMITMENTS AND WHEN-ISSUED/DELAYED DELIVERY SECURITIES: The Fund may make forward commitments to purchase or sell securities. Payment and delivery for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. Additionally, the Fund may purchase securities on a when-issued or delayed delivery basis. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price and yield, and no income accrues to the Fund on such securities prior to delivery. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, it either establishes a segregated account in which it maintains liquid assets in an amount at least equal in value to the Fund's commitments to purchase such securities or denotes such assets as segregated on the Fund's records. Purchasing securities on a forward commitment or when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery.

8. SWAP AGREEMENTS: The Fund may enter into swap agreements to exchange the return generated by one security,

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     instrument or basket of instruments for the return generated by another security, instrument or basket of instruments. The following summarizes swaps which may be entered into by the Fund:

     INTEREST RATE SWAPS: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

     TOTAL RETURN SWAPS: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

     Realized gains or losses on maturity or termination of interest rate and total return swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received and/or favorable movements in the value of the underlying security, instrument or basket of instruments, if any, at the date of default.

     Risks also arise from potential losses from adverse market movements, and such losses could exceed the related amounts shown in the Statement of Net Assets.

9. STRUCTURED SECURITIES: The Fund may invest in interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of sovereign debt obligations. This type of restructuring involves the deposit with or purchase by an entity of specified instruments and the issuance by that entity of one or more classes of securities ("Structured Securities") backed by, or representing interests in, the underlying instruments. Structured Securities generally will expose the Fund to credit risks of the underlying instruments as well as of the issuer of the Structured Security. Structured Securities are typically sold in private placement transactions with no active trading market. Investments in Structured Securities may be more volatile than their underlying instruments, however, any loss is limited to the amount of the original investment.

10. FUTURES: The Fund may purchase and sell futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specified amount of a specified security, index, instrument or basket of instruments. Futures contracts (secured by cash or government securities deposited with brokers or custodians as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gains or losses in the Statement of Operations.

     The Fund may use futures contracts in order to manage exposure to the stock and bond markets, to hedge against unfavorable changes in the value of securities or to remain fully invested and to reduce transaction costs. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in security values underlying these instruments. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

11. OVER-THE-COUNTER TRADING: Securities and other derivative instruments that may be purchased or sold by the Fund may consist of instruments not traded on an exchange. The risk of nonperformance by the obligor on such an instrument may be greater, and the ease with which the Fund can dispose of or enter into closing transactions with respect to such an instrument may be less, than in the case of an exchange-traded instrument. In addition, significant disparities may exist between bid and asked prices for derivative instruments that are not traded on an exchange. Derivative instruments not traded on exchanges are also not subject to the same type of government regulation as exchange traded instruments, and many of the protections afforded to participants in a regulated

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

     environment may not be available in connection with such transactions.

During the six months ended June 30, 2002, the Fund's investments in derivative instruments included foreign currency exchange contracts, structured securities, over-the-counter trading and futures.

12. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on the sale of investment securities are determined on the specific identified cost basis. Interest income is recognized on the accrual basis and discounts and premiums on investments purchased are accreted or amortized in accordance with the effective yield method over their respective lives, except where collection is in doubt. Distributions to stockholders are recorded on the ex-dividend date.

     The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. The book/tax differences are either considered temporary or permanent in nature.

     Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing of the deductibility of certain expenses.

     Permanent book and tax basis differences may result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

     Adjustments for permanent book-tax differences, if any, are not reflected in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

B. ADVISER: Morgan Stanley Investment Management Inc. (the "Adviser") provides investment advisory services to the Fund under the terms of an Investment Advisory and Management Agreement (the "Agreement"). Under the Agreement, the Adviser is paid a fee computed weekly and payable monthly at an annual rate of 0.70% of the Fund's average weekly net assets.

C. ADMINISTRATOR: JPMorgan Chase Bank, through its corporate affiliate J.P. Morgan Investor Services Company (the "Administrator"), provides administrative services to the Fund under an Administration Agreement. Under the Administration Agreement, the Administrator is paid a fee computed weekly and payable monthly at an annual rate of 0.08% of the Fund's average weekly net assets, plus $65,000 per annum. In addition, the Fund is charged for certain out-of-pocket expenses incurred by the Administrator on its behalf.

D. CUSTODIAN: JPMorgan Chase Bank and its affiliates serve as custodian for the Fund. Custody fees are payable monthly based on assets held in custody, investment purchase and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

E. OTHER: During the six months ended June 30, 2002, the Fund made purchases and sales totaling, approximately $32,909,000 and $38,464,000, respectively, of investment securities other than long-term U.S. Government securities and short-term investments. There were no purchases or sales of long-term U.S. Government securities. At June 30, 2002, the Federal income tax cost basis of securities was $177,010,000 and, accordingly, net unrealized depreciation for Federal income tax purposes was $67,785,000 of which $3,767,000 related to appreciated securities and $71,552,000 related to depreciated securities. At December 31, 2001, the Fund had a capital loss carryforward for U.S. Federal income tax purposes of approximately $9,748,000 available to offset future capital gains of which $1,337,000 will expire on December 31, 2007, $4,197,000 will expire on December 31, 2008 and $4,214,000 to expire on December 31, 2009. To the extent that capital gains are offset, such gains will not be distributed to the stockholders. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2001, the Fund deferred to January 1, 2002, for U.S. Federal income tax purposes, post-October capital losses of $664,000.

A substantial portion of the Fund's total investments consist of high yield securities rated below investment grade. Investments in high-yield securities are accompanied by a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher-rated securities. These investments are often traded by one market maker who may also be utilized by the Fund to provide pricing information used to value such securities. The amounts which will be realized upon disposition of the securities may differ from the value reflected on the statement of net assets and the differences could be material.

Each Director of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Directors' Deferred Compensation Plan (the "Plan"). Under the Plan, such Directors may elect to defer payment of a percentage of their total fees earned as a Director of the Fund. These deferred portions are treated, based on an election by the Director, as if they were either invested in the Fund's shares or invested in U.S. Treasury Bills, as

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

                                            JUNE 30, 2002 (UNAUDITED)

NOTES TO FINANCIAL STATEMENTS (CONT'D)

defined under the Plan. At June 30, 2002, the deferred fees payable under the Plan totaled $38,000 and are included in Payable for Directors' Fees and Expenses on the Statement of Net Assets.

On June 14, 2002 the Officers of the Fund, pursuant to authority granted by the Board of Directors declared a distribution of $0.07 per share, derived from net investment income, payable on July 15, 2002, to stockholders of record on June 28, 2002.

F.   SUPPLEMENTAL PROXY INFORMATION:

The Annual Meeting of the Stockholders of the Fund was held on June 6, 2002. The following is a summary of the proposal presented and the total number of shares voted:

PROPOSAL:

1. To elect the following Directors:.

                                        VOTES IN                      VOTES
                                        FAVOR OF                      AGAINST
-----------------------------------------------------------------------------
Ronald E. Robison                       10,550,949                    153,619
Joseph J. Kearns                        10,550,949                    153,619
Michael Nugent                          10,550,949                    153,619
Fergus Reid                             10,550,949                    153,619

                                            MORGAN STANLEY HIGH YIELD FUND, INC.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Pursuant to the Dividend Reinvestment and Cash Purchase Plan (the "Plan"), each stockholder will be deemed to have elected, unless American Stock Transfer & Trust Company (the "Plan Agent") is otherwise instructed by the stockholder in writing, to have all distributions automatically reinvested in Fund shares. Participants in the Plan have the option of making additional voluntary cash payments to the Plan Agent, annually, in any amount from $100 to $3,000, for investment in Fund shares.

Dividend and capital gain distributions will be reinvested on the reinvestment date. If the market price per share equals or exceeds net asset value per share on the reinvestment date, the Fund will issue shares to participants at net asset value. If net asset value is less than 95% of the market price on the reinvestment date, shares will be issued at 95% of the market price. If net asset value exceeds the market price on the reinvestment date, participants will receive shares valued at market price. The Fund may purchase shares of its Common Stock in the open market in connection with dividend reinvestment requirements at the discretion of the Board of Directors. Should the Fund declare a dividend or capital gain distribution payable only in cash, the Plan Agent will purchase Fund shares for participants in the open market as agent for the participants.

The Plan Agent's fees for the reinvestment of dividends and distributions will be paid by the Fund. However, each participant's account will be charged a pro rata share of brokerage commissions incurred on any open market purchases effected on such participant's behalf. A participant will also pay brokerage commissions incurred on purchases made by voluntary cash payments. Although stockholders in the Plan may receive no cash distributions, participation in the Plan will not relieve participants of any income tax which may be payable on such dividends or distributions.

In the case of stockholders, such as banks, brokers or nominees, which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the stockholder as representing the total amount registered in the stockholder's name and held for the account of beneficial owners who are participating in the Plan.

Stockholders who do not wish to have distributions automatically reinvested should notify the Plan Agent in writing. There is no penalty for non-participation or withdrawal from the Plan, and stockholders who have previously withdrawn from the Plan may rejoin at any time. Requests for additional information or any correspondence concerning the Plan should be directed to the Plan Agent at:

Morgan Stanley High Yield Fund, Inc.
American Stock Transfer & Trust Company
Dividend Reinvestment and Cash Purchase Plan
59 Maiden Lane
New York, NY 10030
1-800-278-4353

20